Significant accounting policies narrative (Details) $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Y M segment shares	Dec. 31, 2021 USD ($) Y M segment shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 $ / shares	Jun. 26, 2020
Significant accounting policies [Line items]
Useful life measured as period of time, property, plant and equipment	14 years	14 years
July 7, 2021 - IPO | shares	2,835,000	2,835,000
July 9, 2021 - IPO | shares	425,250	425,250
Consolidated entity
Significant accounting policies [Line items]
Useful life IT equipment in years | Y	3	3
Useful life furniture and office equipment min in years	5	5
Useful life furniture and office equipment max in years	15	15
Useful life laboratory equipment in years	15	15
Useful life leasehold improvements in years	10	10
Classification boundary current non current financial liability in months	12	12
Maturity short term deposits in months | M	3	3
Convertible loan June 26, 2020 | €			€ 1,000
Discount rate initial recognition convertible loan					5.00%
Short term lease recognition in months	12	12
Low value lease recognition | €	€ 5,000
Period volume discount in months	12	12
Fixed repayment part research phase	30.00%
Number of Reportable Segments | segment	1	1
Variable repayment part research phase mininimum	0.224%
Variable repayment part research phase maximum	0.45%
License fee inventions and patents Vanderbilt University		$ 700
Minimum annual royalty payment to Vanderbilt University 2024 and 2025		300,000
Minimum annual royalty payment to Vanderbilt University 2026 and 2027		500
Minimum annual royalty payment to Vanderbilt University 2028 and each year thereafter		1,000
Maximum percentage of non royalty sublicensing revenue to Vanderbilt University	40.00%
Aggregate payment Vanderbilt agreement		$ 13,800
Notice in advance Vanderbilt in days	60	60
Written notice Vanderbilt in days	120	120
Direct attributable transaction costs IPO 7 July 2021 | €	€ 7,600
Proceeds from IPO net of transaction costs 7 July 2021 | €	€ 75,000
July 7, 2021 - IPO | shares	2,835,000	2,835,000
Price per share 7 July 2021 IPO | $ / shares				$ 30
Gross proceeds from IPO 7 July 2021		$ 85,100
July 9, 2021 - IPO | shares	425,250	425,250
Option to underwrite to additional shares price per share | $ / shares				$ 30
Gross proceeds from IPO July 2021		$ 97,800